Report of the directors financial review risk report (Tables)	6 Months Ended
Jun. 30, 2023
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
	At 30 Jun 2023		At 31 Dec 2022
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/ nominal amount	Allowance for ECL[1]
	$m	$m	$m	$m
Loans and advances to customers at amortised cost	971,296	(11,738)	935,008	(11,447)
– personal	453,447	(3,026)	414,882	(2,870)
– corporate and commercial	441,258	(8,401)	453,202	(8,320)
– non-bank financial institutions	76,591	(311)	66,924	(257)
Loans and advances to banks at amortised cost	100,995	(74)	104,544	(69)
Other financial assets measured at amortised cost	960,249	(489)	954,934	(493)
– cash and balances at central banks	307,734	(1)	327,005	(3)
– items in the course of collection from other banks	10,649	—	7,297	—
– Hong Kong Government certificates of indebtedness	42,407	—	43,787	—
– reverse repurchase agreements – non-trading	258,056	—	253,754	—
– financial investments	131,277	(27)	109,086	(20)
– assets held for sale[2]	80,244	(402)	102,556	(415)
– prepayments, accrued income and other assets[3]	129,882	(59)	111,449	(55)
Total gross carrying amount on-balance sheet	2,032,540	(12,301)	1,994,486	(12,009)
Loans and other credit-related commitments	649,526	(348)	618,788	(386)
– personal	253,764	(25)	244,006	(27)
– corporate and commercial	265,552	(301)	269,187	(340)
– financial	130,210	(22)	105,595	(19)
Financial guarantees	18,882	(51)	18,783	(52)
– personal	1,188	—	1,135	—
– corporate and commercial	13,613	(47)	13,587	(50)
– financial	4,081	(4)	4,061	(2)
Total nominal amount off-balance sheet[4]	668,408	(399)	637,571	(438)
	2,700,948	(12,700)	2,632,057	(12,447)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	287,195	(125)	265,147	(126)
1    Total ECL is recognised in the loss allowance for the financial asset unless total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 68.
3    Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’, as presented within the consolidated balance sheet on page 108, includes both financial and non-financial assets.
4    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change for expected credit losses and other credit impairment charges’ in the income statement.
The following table shows the difference between the fair value at initial recognition, which is the transaction price, and the value that would have been derived had valuation techniques used for subsequent measurement been applied at initial recognition, less subsequent releases.

Unamortised balance of derivatives valued using models with significant unobservable inputs
	Half-year to
	30 Jun	30 Jun
	2023	2022
	$m	$m
Unamortised balance at beginning of period	97	106
Deferral on new transactions	84	100
Recognised in the income statement during the period	(100)	(99)
– amortisation	(53)	(61)
– subsequent to unobservable inputs becoming observable	(10)	—
– maturity, termination or offsetting derivative	(37)	(38)
Exchange differences	3	(8)
Unamortised balance at end of period[1]	84	99
1 This amount is yet to be recognised in the consolidated income statement.

Disclosure of credit risk

Loans and advances to customers and banks measured at amortised cost
	At 30 Jun 2023		At 31 Dec 2022
	Total gross loans and advances	Allowance for ECL	Total gross loans and advances	Allowance for ECL
	$m	$m	$m	$m
As reported	1,072,291	(11,812)	1,039,552	(11,516)
Reported in ‘Assets held for sale’	60,739	(379)	81,221	(392)
Total	1,133,030	(12,191)	1,120,773	(11,908)

Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’
	Banking business in Canada		Retail banking operations in France		Other[1]		Total
	Gross carrying value	Allowance for ECL	Gross carrying value	Allowance for ECL	Gross carrying value	Allowance for ECL	Gross carrying value	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	56,178	(247)	—	—	3,410	(130)	59,588	(377)
– personal	26,908	(87)	—	—	1,463	(61)	28,371	(148)
– corporate and commercial	27,732	(155)	—	—	1,947	(69)	29,679	(224)
– non-bank financial institutions	1,538	(5)	—	—	—	—	1,538	(5)
Loans and advances to banks at amortised cost	76	—	—	—	1,075	(2)	1,151	(2)
At 30 Jun 2023	56,254	(247)	—	—	4,485	(132)	60,739	(379)

Loans and advances to customers at amortised cost	55,431	(234)	25,121	(92)	412	(62)	80,964	(388)
– personal	26,637	(75)	22,691	(88)	305	(47)	49,633	(210)
– corporate and commercial	27,128	(154)	2,379	(4)	107	(15)	29,614	(173)
– non-bank financial institutions	1,666	(5)	51	—	—	—	1,717	(5)
Loans and advances to banks at amortised cost	100	—	—	—	157	(4)	257	(4)
At 31 Dec 2022	55,531	(234)	25,121	(92)	569	(66)	81,221	(392)
1    Comprising assets held for sale relating to the planned merger of our business in Oman, and the planned sales of our branch operations in Greece and our business in Russia.

Disclosure of macroeconomic variables and probabilities
The following table describes key macroeconomic variables in the consensus Central scenario.

Consensus Central scenario
	UK	US	Hong Kong	Mainland China	Canada	France	UAE	Mexico
GDP (annual average growth rate, %)
2023	0.0	1.0	4.5	5.4	1.2	0.5	3.2	1.9
2024	(0.6)	0.9	3.2	4.9	1.0	1.0	3.8	1.7
2025	1.0	2.2	2.7	4.7	2.2	1.5	4.1	2.2
2026	1.6	2.1	2.6	4.6	2.0	1.6	3.7	2.2
2027	1.4	2.0	2.5	4.3	1.9	1.5	3.3	2.2
5-year average[1]	0.8	1.7	3.1	4.6	1.7	1.3	3.6	2.0
Unemployment rate (%)
2023	4.2	3.9	3.3	5.2	5.7	7.4	2.9	3.3
2024	4.7	4.6	3.2	5.1	6.1	7.4	2.6	3.6
2025	4.5	4.4	3.3	5.1	6.0	7.2	2.4	3.5
2026	4.4	4.2	3.2	5.1	5.8	7.3	2.4	3.5
2027	4.5	4.1	3.3	5.0	5.7	7.0	2.3	3.5
5-year average[1]	4.5	4.3	3.3	5.1	5.9	7.2	2.5	3.5
House prices (annual average growth rate, %)
2023	(1.3)	1.3	(6.4)	(2.0)	(12.9)	0.7	11.1	10.2
2024	(5.7)	1.1	0.4	5.5	(3.1)	0.6	4.4	5.3
2025	(1.9)	2.8	1.8	3.8	4.1	3.1	4.5	4.3
2026	3.2	2.6	3.0	2.9	2.8	3.8	3.9	4.0
2027	2.7	2.8	3.3	3.6	0.6	3.7	3.3	3.9
5-year average[1]	(0.6)	2.2	1.8	3.5	(0.1)	2.5	4.5	4.8
Inflation (annual average growth rate, %)
2023	7.5	4.3	2.4	1.8	3.7	5.3	3.4	5.9
2024	2.8	2.6	2.3	2.3	2.2	2.6	2.2	4.2
2025	1.8	2.2	2.1	2.1	2.0	1.9	2.1	3.7
2026	1.9	2.2	2.2	2.1	2.0	1.9	2.1	3.6
2027	2.1	2.2	2.3	2.0	2.0	1.9	2.1	3.6
5-year average[1]	2.5	2.4	2.3	2.1	2.2	2.3	2.2	3.9
1 The five-year average is calculated over a projected period of 20 quarters from 3Q23 to 2Q28.
The following table describes key macroeconomic variables in the consensus Upside scenario.

Consensus Upside scenario (3Q23–2Q28)
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
GDP level (%, start-to-peak)[1]	8.7	(2Q28)	14.7	(2Q28)	22.5	(2Q28)	33.3	(2Q28)	15.2	(2Q28)	10.1	(2Q28)	28.8	(2Q28)	17.3	(2Q28)
Unemployment rate (%, min)[2]	3.0	(2Q25)	3.0	(1Q24)	2.5	(2Q24)	4.6	(1Q24)	5.1	(2Q25)	6.2	(2Q25)	1.8	(2Q25)	2.8	(1Q24)
House price index (%, start-to-peak)[1]	5.7	(2Q28)	22.1	(2Q28)	17.2	(2Q28)	27.2	(2Q28)	13.7	(2Q28)	17.1	(2Q28)	28.3	(2Q28)	31.2	(2Q28)
Inflation rate (YoY % change, min)[3]	1.0	(2Q24)	1.3	(2Q24)	0.4	(2Q24)	0.6	(3Q24)	1.0	(3Q24)	1.4	(3Q24)	1.1	(3Q24)	2.8	(3Q24)
1    Cumulative change to the highest level of the series during the 20-quarter projection.
2     Lowest projected unemployment rate in the scenario.
3    Lowest projected year-on-year percentage change in inflation in the scenario.
The following table describes key macroeconomic variables in the consensus Downside scenario.

Consensus Downside scenario (3Q23–2Q28)
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(3.2)	(3Q25)	(3.1)	(1Q24)	(2.4)	(1Q24)	(1.2)	(4Q23)	(3.3)	(1Q24)	(0.4)	(2Q24)	0.0	(3Q23)	(2.2)	(1Q24)
Unemployment rate (%, max)[2]	6.2	(4Q24)	6.1	(3Q24)	5.0	(2Q25)	6.3	(4Q24)	7.5	(1Q24)	8.5	(1Q24)	3.9	(1Q24)	4.4	(2Q24)
House price index (%, start-to-trough)[1]	(16.6)	(2Q25)	(2.6)	(1Q24)	(2.9)	(4Q23)	1.0	(3Q23)	(16.1)	(3Q24)	(1.3)	(2Q24)	(1.9)	(4Q23)	1.4	(3Q23)
Inflation rate (YoY % change, max)[3]	7.0	(3Q23)	4.1	(4Q23)	4.0	(2Q24)	4.3	(1Q24)	3.9	(1Q24)	5.6	(3Q23)	3.9	(4Q23)	6.6	(2Q24)
1    Cumulative change to the lowest level of the series during the 20-quarter projection.
2    The highest projected unemployment rate in the scenario.
3    The highest projected year-on-year percentage change in inflation in the scenario.
The following table describes key macroeconomic variables in the Downside 2 scenario.

Downside 2 scenario (3Q23–2Q28)
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(7.7)	(4Q24)	(4.3)	(2Q24)	(6.9)	(3Q24)	(8.3)	(2Q24)	(5.9)	(4Q24)	(7.1)	(3Q24)	(5.4)	(4Q24)	(8.9)	(4Q24)
Unemployment rate (%, max)[2]	9.0	(4Q24)	9.6	(2Q25)	6.3	(2Q24)	6.8	(2Q25)	12.2	(4Q24)	10.0	(3Q25)	4.4	(1Q24)	5.7	(4Q24)
House price index (%, start-to-trough)[1]	(40.8)	(3Q25)	(15.3)	(2Q24)	(16.1)	(4Q26)	(21.4)	(2Q25)	(45.1)	(2Q25)	(12.1)	(4Q25)	(4.8)	(4Q24)	1.3	(3Q23)
Inflation rate (YoY % change, max)[3]	10.3	(4Q23)	4.5	(4Q23)	4.5	(2Q24)	5.3	(1Q24)	5.0	(4Q23)	9.9	(4Q23)	4.4	(4Q23)	6.9	(2Q24)
1    Cumulative change to the lowest level of the series during the 20-quarter projection.
2     The highest projected unemployment rate in the scenario.
3     The highest projected year-on-year percentage change in inflation in the scenario.
The following table describes the probabilities assigned in each scenario.

Scenario weightings, %
	Standard weights	UK	US	Hong Kong	Mainland China	Canada	France	UAE	Mexico
2Q23
Upside	10.0	5.0	5.0	10.0	10.0	5.0	5.0	5.0	5.0
Central	75.0	75.0	75.0	75.0	75.0	75.0	75.0	75.0	75.0
Downside	10.0	15.0	15.0	10.0	10.0	15.0	15.0	15.0	15.0
Downside 2	5.0	5.0	5.0	5.0	5.0	5.0	5.0	5.0	5.0

4Q22
Upside	10.0	5.0	5.0	20.0	20.0	5.0	5.0	5.0	5.0
Central	75.0	60.0	70.0	55.0	55.0	70.0	60.0	70.0	70.0
Downside	10.0	25.0	20.0	20.0	20.0	15.0	25.0	20.0	20.0
Downside 2	5.0	10.0	5.0	5.0	5.0	10.0	10.0	5.0	5.0

IFRS 9 ECL sensitivity to future economic conditions[1,2]
	Gross carrying and nominal amount	Reported ECL	Consensus Central scenario ECL	Consensus Upside scenario ECL	Consensus Downside scenario ECL	Downside 2 scenario ECL
By geography at 30 Jun 2023	$m	$m	$m	$m	$m	$m
UK	424,186	940	811	587	1,098	2,965
US	196,193	295	263	258	359	755
Hong Kong	430,282	609	565	395	866	1,325
Mainland China	123,776	236	188	106	347	1,265
Canada[3]	83,083	94	74	50	127	540
Mexico	28,445	69	63	49	86	232
UAE	48,637	26	25	21	31	47
France	166,451	74	70	61	86	106

By geography at 31 Dec 2022
UK	421,685	769	624	484	833	2,240
US	190,858	277	241	227	337	801
Hong Kong	415,875	925	819	592	1,315	2,161
Mainland China	125,466	295	242	144	415	1,227
Canada[3]	83,274	126	80	60	148	579
Mexico	26,096	88	80	67	116	313
UAE	45,064	45	41	30	55	93
France	173,146	110	102	90	121	145
1    ECL sensitivity includes off-balance sheet financial instruments that are subject to significant measurement uncertainty.
2    Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3    Classified as ‘assets held for sale’ at 31 December 2022 and 30 June 2023.

IFRS 9 ECL sensitivity to future economic conditions[1]
	Gross carrying amount	Reported ECL	Consensus Central scenario ECL	Consensus Upside scenario ECL	Consensus Downside scenario ECL	Downside 2 scenario ECL
By geography at 30 Jun 2023	$m	$m	$m	$m	$m	$m
UK
Mortgages	157,016	214	201	195	215	421
Credit cards	6,958	428	418	365	433	702
Other	8,156	403	374	272	452	727
Mexico
Mortgages	7,937	172	158	124	225	340
Credit cards	2,039	233	220	154	297	365
Other	4,110	494	479	400	557	629
Hong Kong
Mortgages	102,533	—	—	—	—	1
Credit cards	8,249	268	254	216	385	496
Other	6,418	95	92	80	110	129
UAE
Mortgages	2,048	40	40	39	40	41
Credit cards	437	39	36	18	67	86
Other	700	19	17	11	24	29
France
Mortgages	21,112	51	50	50	51	52
Other	1,390	49	48	47	50	53
US
Mortgages	13,854	10	10	9	10	14
Credit cards	209	21	20	18	22	26
Canada[2]
Mortgages	25,353	60	58	56	64	99
Credit cards	307	10	10	9	12	12
Other	1,383	13	12	11	16	44

By geography at 31 Dec 2022
UK
Mortgages	147,306	204	188	183	189	399
Credit cards	6,518	455	434	396	442	719
Other	7,486	368	333	274	383	605
Mexico
Mortgages	6,319	152	127	102	183	270
Credit cards	1,616	198	162	97	233	289
Other	3,447	438	400	318	503	618
Hong Kong
Mortgages	100,107	1	1	—	1	1
Credit cards	8,003	261	227	180	417	648
Other	5,899	85	81	74	100	123
UAE
Mortgages	2,170	37	37	36	38	38
Credit cards	441	41	37	21	68	86
Other	718	17	17	15	19	22
France
Mortgages	21,440	51	50	50	51	52
Other	1,433	54	53	52	55	59
US
Mortgages	13,489	7	6	6	8	15
Credit cards	219	26	25	23	27	36
Canada[2]
Mortgages	25,163	45	44	43	46	58
Credit cards	299	10	9	8	11	11
Other	1,399	16	14	13	17	36
1    ECL sensitivities exclude portfolios utilising less complex modelling approaches.
2 Classified as ‘assets held for sale’ at 31 December 2022 and 30 June 2023.
Downside 1 scenario or the Downside 2 scenario at 30 June 2023, it would increase/(decrease) as presented in the below table.

	Retail[1]	Wholesale[1]
Total Group ECL at 30 Jun 2023	$bn	$bn
Reported ECL	3.1	2.7
Scenarios
100% consensus Central scenario	(0.1)	(0.3)
100% consensus Upside scenario	(0.6)	(0.9)
100% consensus Downside scenario	0.5	0.8
100% Downside 2 scenario	1.9	5.5

Total Group ECL at 31 Dec 2022
Reported ECL	3.0	3.1
Scenarios
100% consensus Central scenario	(0.2)	(0.5)
100% consensus Upside scenario	(0.6)	(1.1)
100% consensus Downside scenario	0.4	0.8
100% Downside 2 scenario	1.8	5.5
1    On the same basis as retail and wholesale sensitivity analysis.

Disclosure of financial assets that are either past due or impaired
Management judgemental adjustments made in estimating the reported ECL at 30 June 2023 are set out in the following table.

Management judgemental adjustments to ECL at 30 June 2023[1]
	Retail	Wholesale	Total
	$bn	$bn	$bn
Banks, sovereigns, government entities and low-risk counterparties		(0.1)	(0.1)
Corporate lending adjustments		—	—
Retail lending inflation-related adjustments	0.1		0.1
Other macroeconomic-related adjustments			—
Other retail lending adjustments	0.2		0.2
Total	0.3	(0.1)	0.2

Management judgemental adjustments to ECL at 31 December 2022[1]
	Retail	Wholesale	Total
	$bn	$bn	$bn
Banks, sovereigns, government entities and low-risk counterparties		—	—
Corporate lending adjustments		0.5	0.5
Retail lending inflation-related adjustments	0.1		0.1
Other macroeconomic-related adjustments	0.1		0.1
Other retail lending adjustments	0.2		0.2
Total	0.3	0.5	0.8
1    Management judgemental adjustments presented in the table reflect increases or (decreases) to modelled ECL, respectively.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
	Gross carrying/nominal amount						Allowance for ECL	Net
	Strong	Good	Satisfac-tory	Sub-standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	514,425	210,675	199,372	26,747	20,077	971,296	(11,738)	959,558
– stage 1	484,205	173,801	145,995	4,375	—	808,376	(1,106)	807,270
– stage 2	30,220	36,874	53,377	22,372	—	142,843	(3,269)	139,574
– stage 3	—	—	—	—	20,016	20,016	(7,338)	12,678
– POCI	—	—	—	—	61	61	(25)	36
Loans and advances to banks at amortised cost	89,733	4,282	5,614	1,282	84	100,995	(74)	100,921
– stage 1	89,658	4,181	5,467	317	—	99,623	(18)	99,605
– stage 2	75	101	147	965	—	1,288	(33)	1,255
– stage 3	—	—	—	—	84	84	(23)	61
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	814,096	80,611	60,807	3,968	767	960,249	(489)	959,760
– stage 1	813,916	78,629	53,012	345	—	945,902	(96)	945,806
– stage 2	180	1,982	7,795	3,623	—	13,580	(147)	13,433
– stage 3	—	—	—	—	757	757	(237)	520
– POCI	—	—	—	—	10	10	(9)	1
Loans and other credit-related commitments	412,775	144,157	83,471	7,518	1,605	649,526	(348)	649,178
– stage 1	401,616	134,384	71,762	2,310	—	610,072	(135)	609,937
– stage 2	11,159	9,773	11,709	5,208	—	37,849	(150)	37,699
– stage 3	—	—	—	—	1,605	1,605	(63)	1,542
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	8,195	4,846	4,810	819	212	18,882	(51)	18,831
– stage 1	8,020	4,466	3,502	147	—	16,135	(8)	16,127
– stage 2	175	380	1,308	672	—	2,535	(12)	2,523
– stage 3	—	—	—	—	212	212	(31)	181
– POCI	—	—	—	—	—	—	—	—
At 30 Jun 2023	1,839,224	444,571	354,074	40,334	22,745	2,700,948	(12,700)	2,688,248
Debt instruments at FVOCI[1]
– stage 1	278,748	12,202	7,362	—	—	298,312	(74)	298,238
– stage 2	107	13	229	1,732	—	2,081	(50)	2,031
– stage 3	—	—	—	—	5	5	(1)	4
– POCI	—	—	—	—	2	2	—	2
At 30 Jun 2023	278,855	12,215	7,591	1,732	7	300,400	(125)	300,275
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (continued)
	Gross carrying/notional amount
	Strong	Good	Satisfa-ctory	Sub- standard	Credit impaired	Total	Allowance for ECL	Net
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	492,711	196,735	196,486	29,443	19,633	935,008	(11,447)	923,561
– stage 1	458,706	170,055	142,408	5,130	—	776,299	(1,092)	775,207
– stage 2	34,005	26,680	54,078	24,313	—	139,076	(3,488)	135,588
– stage 3	—	—	—	—	19,504	19,504	(6,829)	12,675
– POCI	—	—	—	—	129	129	(38)	91
Loans and advances to banks at amortised cost	92,675	4,833	5,643	1,311	82	104,544	(69)	104,475
– stage 1	92,377	4,465	5,466	415	—	102,723	(18)	102,705
– stage 2	298	368	177	896	—	1,739	(29)	1,710
– stage 3	—	—	—	—	82	82	(22)	60
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	808,573	75,298	67,462	2,804	797	954,934	(493)	954,441
– stage 1	807,893	70,794	59,887	224	—	938,798	(95)	938,703
– stage 2	680	4,504	7,575	2,580	—	15,339	(165)	15,174
– stage 3	—	—	—	—	797	797	(233)	564
– POCI	—	—	—	—	—	—	—	—
Loans and other credit-related commitments	402,972	132,402	74,410	7,632	1,372	618,788	(386)	618,402
– stage 1	398,120	121,581	60,990	2,692	—	583,383	(141)	583,242
– stage 2	4,852	10,821	13,420	4,940	—	34,033	(180)	33,853
– stage 3	—	—	—	—	1,372	1,372	(65)	1,307
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	8,281	4,669	4,571	1,013	249	18,783	(52)	18,731
– stage 1	8,189	4,245	3,488	149	—	16,071	(6)	16,065
– stage 2	92	424	1,083	864	—	2,463	(13)	2,450
– stage 3	—	—	—	—	249	249	(33)	216
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2022	1,805,212	413,937	348,572	42,203	22,133	2,632,057	(12,447)	2,619,610
Debt instruments at FVOCI[1]
– stage 1	260,411	9,852	5,446	—	—	275,709	(66)	275,643
– stage 2	243	105	284	1,910	—	2,542	(60)	2,482
– stage 3	—	—	—	—	5	5	(1)	4
– POCI	—	—	—	—	2	2	—	2
At 31 Dec 2022	260,654	9,957	5,730	1,910	7	278,258	(127)	278,131
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI will not reconcile to the balance sheet as it excludes fair value gains and losses.

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	1,433,643	(1,257)	177,223	(3,710)	21,207	(6,949)	129	(38)	1,632,202	(11,954)
Transfers of financial instruments:	(22,336)	(491)	18,284	1,120	4,052	(629)	—	—	—	—
– transfers from stage 1 to stage 2	(82,829)	196	82,829	(196)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	61,112	(665)	(61,112)	665	—	—	—	—	—	—
– transfers to stage 3	(1,045)	4	(4,146)	718	5,191	(722)	—	—	—	—
– transfers from stage 3	426	(26)	713	(67)	(1,139)	93	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	437	—	(532)	—	(62)	—	—	—	(157)
New financial assets originated or purchased	207,739	(325)	—	—	—	—	—	—	207,739	(325)
Assets derecognised (including final repayments)	(137,067)	113	(18,659)	163	(2,216)	170	(14)	—	(157,956)	446
Changes to risk parameters – further lending/repayments	(47,927)	102	2,882	97	(65)	187	(44)	1	(45,154)	387
Changes to risk parameters – credit quality	—	212	—	(494)	—	(1,432)	—	13	—	(1,701)
Changes to models used for ECL calculation	—	(7)	—	(6)	—	—	—	—	—	(13)
Assets written off	—	—	—	—	(1,378)	1,378	—	—	(1,378)	1,378
Foreign exchange	16,358	(47)	3,260	(107)	252	(90)	—	—	19,870	(244)
Other[1,2]	18,386	(4)	1,373	5	65	(28)	(10)	(1)	19,814	(28)
At 30 Jun 2023	1,468,796	(1,267)	184,363	(3,464)	21,917	(7,455)	61	(25)	1,675,137	(12,211)
ECL income statement change for the period		532		(772)		(1,137)		14		(1,363)
Recoveries										136
Other										(115)
Total ECL income statement change for the period										(1,342)

	At 30 Jun 2023		6 months ended 30 Jun 2023
	Gross carrying/nominal amount	Allowance for ECL	ECL release/(charge)
	$m	$m	$m
As above	1,675,137	(12,211)	(1,342)
Other financial assets measured at amortised cost	960,249	(489)	(32)
Non-trading reverse purchase agreement commitments	65,562	—	—
Performance and other guarantees not considered for IFRS 9	—	—	25
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,700,948	(12,700)	(1,349)
Debt instruments measured at FVOCI	287,195	(125)	4
Total allowance for ECL/total income statement ECL change for the period	n/a	(12,825)	(1,345)
1    Total includes $25.1bn of gross carrying loans and advances, which were classified from assets held for sale, and a corresponding allowance for ECL of $92m, reflecting the planned sale of our retail banking operations in France no longer meeting the definition of held for sale. For further details, see ‘Assets held for sale’ on page 68.
2    Total includes $3.9bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, and corresponding allowance for ECL of $75m, reflecting the planned merger of our business in Oman. For further details, see ‘Assets held for sale’ on page 68.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (continued)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	1,575,808	(1,552)	155,654	(3,323)	19,796	(6,928)	275	(64)	1,751,533	(11,867)
Transfers of financial instruments:	(98,940)	(794)	88,974	1,616	9,966	(822)	—	—	—	—
– transfers from stage 1 to stage 2	(225,458)	469	225,458	(469)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	128,170	(1,211)	(128,170)	1,211	—	—	—	—	—	—
– transfers to stage 3	(2,392)	9	(10,083)	1,132	12,475	(1,141)	—	—	—	—
– transfers from stage 3	740	(61)	1,769	(258)	(2,509)	319	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	735	—	(948)	—	(148)	—	—	—	(361)
New financial assets originated or purchased	483,484	(547)	—	—	—	—	26	(2)	483,510	(549)
Assets derecognised (including final repayments)	(318,585)	147	(37,900)	343	(2,806)	416	(98)	—	(359,389)	906
Changes to risk parameters – further lending/repayment	(65,646)	225	(6,977)	92	(593)	258	(61)	5	(73,277)	580
Changes to risk parameters – credit quality	—	400	—	(1,671)	—	(3,019)	—	32	—	(4,258)
Changes to models used for ECL calculation	—	4	—	(151)	—	13	—	—	—	(134)
Assets written off	—	—	—	—	(2,791)	2,791	(10)	10	(2,801)	2,801
Credit-related modifications that resulted in derecognition	—	—	—	—	(32)	9	—	—	(32)	9
Foreign exchange	(81,954)	59	(8,811)	170	(1,395)	323	(3)	1	(92,163)	553
Other[1,2]	(60,524)	66	(13,717)	162	(938)	158	—	(20)	(75,179)	366
At 31 Dec 2022	1,433,643	(1,257)	177,223	(3,710)	21,207	(6,949)	129	(38)	1,632,202	(11,954)
ECL income statement change for the period		964		(2,335)		(2,480)		35		(3,816)
Recoveries										316
Other										(28)
Total ECL income statement change for the period[3]										(3,528)

	At 31 Dec 2022		12 months ended 31 Dec 2022
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,632,202	(11,954)	(3,528)
Other financial assets measured at amortised cost	954,934	(493)	(38)
Non-trading reverse purchase agreement commitments	44,921	—	—
Performance and other guarantees not considered for IFRS 9	—	—	39
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,632,057	(12,447)	(3,527)
Debt instruments measured at FVOCI	265,147	(126)	(57)
Total allowance for ECL/total income statement ECL change for the period	n/a	(12,573)	(3,584)
1    Total includes $82.7bn of gross carrying loans and advances to customers, which were classified to assets held for sale, and a corresponding allowance for ECL of $426m, reflecting business disposals as disclosed on page 68.
2    Includes $8.9bn of gross carrying amounts of stage 1 loans and advances to banks, representing the balance maintained with the Bank of England to support Bacs along with Faster Payments and the cheque-processing Image Clearing System in the UK. This balance was previously reported under ‘Cash and balances at central banks’. Comparatives have not been restated.
3    The 31 December 2022 total ECL income statement change of $3,528m is attributable to $1,069m for the six months ended 30 June 2022 and $2,459m to the six months ended 31 December 2022.

Disclosure of value at risk

Non-trading VaR, 99% 1 day
	Interest rate	Credit spread	Portfolio diversification[1]	Total
	$m	$m	$m	$m
Half-year to 30 Jun 2023	156.3	84.3	(66.6)	173.9
Average	134.8	69.0	(49.8)	153.9
Maximum	158.9	84.3		185.7
Minimum	108.8	55.2		127.0

Half-year to 30 Jun 2022	113.3	53.3	(45.7)	120.8
Average	148.4	61.9	(36.7)	173.7
Maximum	225.5	84.7		265.3
Minimum	109.2	50.3		119.1

Half-year to 31 Dec 2022	159.8	56.6	(45.3)	171.1
Average	121.2	52.1	(35.1)	138.2
Maximum	159.8	59.1		183.7
Minimum	98.3	43.4		106.3
1    When VaR is calculated at a portfolio level, natural offsets in risk can occur when compared with aggregating VaR at the asset class level. This difference is called portfolio diversification. The asset class VaR maxima and minima reported in the table occurred on different dates within the reporting period. For this reason, we do not report an implied portfolio diversification measure between the maximum (minimum) asset class VaR measures and the maximum (minimum) total VaR measures in this table.

Trading VaR, 99% 1 day
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[1]	Total
	$m	$m	$m	$m	$m	$m
Half-year to 30 Jun 2023	18.9	64.9	23.5	16.1	(55.6)	67.8
Average	16.7	51.9	17.5	11.1	(41.5)	55.7
Maximum	23.5	74.8	23.5	16.1		82.4
Minimum	10.6	33.9	14.9	7.7		42.2

Half-year to 30 Jun 2022	11.3	26.8	14.6	16.1	(32.5)	36.3
Average	14.2	26.3	14.5	19.1	(35.1)	39.1
Maximum	29.2	33.9	19.2	27.9		55.6
Minimum	5.7	20.3	11.5	12.0		29.1

Half-year to 31 Dec 2022	15.4	40.0	18.6	11.9	(36.4)	49.5
Average	13.0	32.7	17.7	14.6	(33.1)	45.0
Maximum	18.3	73.3	24.8	23.9		78.3
Minimum	9.1	20.2	13.9	9.1		34.0
1    When VaR is calculated at a portfolio level, natural offsets in risk can occur when compared with aggregating VaR at the asset class level. This difference is called portfolio diversification. The asset class VaR maxima and minima reported in the table occurred on different dates within the reporting period. For this reason, we do not report an implied portfolio diversification measure between the maximum (minimum) asset class VaR measures and the maximum (minimum) total VaR measures in this table.

Additional information about insurance contracts

Balance sheet of insurance manufacturing subsidiaries by type of contract
	Life direct participating and investment DPF contracts	Life other[1]	Other contracts[2]	Shareholder assets and liabilities	Total
	$m	$m	$m	$m	$m
Financial assets	109,737	4,245	5,734	7,204	126,920
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	95,693	3,915	4,137	1,202	104,947
– derivatives	272	6	—	7	285
– financial investments – at amortised cost	1,296	87	1,200	4,338	6,921
– financial assets at fair value through other comprehensive income	9,099	—	3	621	9,723
– other financial assets	3,377	237	394	1,036	5,044
Insurance contract assets	5	174	—	—	179
Reinsurance contract assets	—	4,928	—	—	4,928
Other assets and investment properties	2,717	67	31	1,394	4,209
Total assets at 30 Jun 2023	112,459	9,414	5,765	8,598	136,236
Liabilities under investment contracts designated at fair value	—	—	5,131	—	5,131
Insurance contract liabilities	111,427	3,868	—	—	115,295
Reinsurance contract liabilities	—	780	—	—	780
Deferred tax	24	8	—	1	33
Other liabilities	—	—	—	7,336	7,336
Total liabilities	111,451	4,656	5,131	7,337	128,575
Total equity	—	—	—	7,661	7,661
Total liabilities and equity at 30 Jun 2023	111,451	4,656	5,131	14,998	136,236

Financial assets	102,539	4,398	6,543	7,109	120,589
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	89,671	3,749	4,916	1,088	99,424
– derivatives	432	9	21	15	477
– financial investments – at amortised cost	981	165	1,221	4,660	7,027
– financial assets at fair value through other comprehensive income	9,030	—	—	569	9,599
– other financial assets	2,425	475	385	777	4,062
Insurance contract assets	4	130	—	—	134
Reinsurance contract assets	—	4,413	—	—	4,413
Other assets and investment properties	2,443	60	30	1,666	4,199
Total assets at 31 Dec 2022	104,986	9,001	6,573	8,775	129,335
Liabilities under investment contracts designated at fair value	—	—	5,374	—	5,374
Insurance contract liabilities	104,662	3,766	—	—	108,428
Reinsurance contract liabilities	—	748	—	—	748
Deferred tax	23	—	—	2	25
Other liabilities	—	—	—	7,524	7,524
Total liabilities	104,685	4,514	5,374	7,526	122,099
Total equity	—	—	—	7,236	7,236
Total liabilities and equity at 31 Dec 2022~~3~~	104,685	4,514	5,374	14,762	129,335
1    ‘Life other’ mainly includes protection insurance contracts as well as reinsurance contracts. The reinsurance contracts primarily provide diversification benefits over the life participating and investment discretionary participation feature ('DPF') contracts.
2    ‘Other contracts’ includes investment contracts for which HSBC does not bear significant insurance risk.
3    From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.